THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 94.8%
	AEROSPACE & DEFENSE - 3.7%
12,000	Huntington Ingalls Industries, Inc.(f)	$ 2,731,200
20,000	Raytheon Technologies Corporation(f)	1,959,200
		4,690,400
	APPAREL & TEXTILE PRODUCTS - 0.5%
6,000	NIKE, Inc., Class B(f)	662,220

	ASSET MANAGEMENT - 1.6%
3,000	BlackRock, Inc. (e),(f)	2,073,420

	BANKING - 11.9%
60,000	Citigroup, Inc. (e),(f)	2,762,400
30,000	JPMorgan Chase & Company(f)	4,363,200
90,000	Truist Financial Corporation(f)	2,731,500
100,000	US Bancorp(f)	3,304,000
45,000	Wells Fargo & Company(e),(f)	1,920,600
		15,081,700
	BIOTECH & PHARMA - 8.6%
40,000	Bristol-Myers Squibb Company(e),(f)	2,558,000
23,000	Gilead Sciences, Inc.	1,772,610
22,500	Johnson & Johnson(f)	3,724,200
75,000	Pfizer, Inc.	2,751,000
		10,805,810
	CHEMICALS - 7.1%
20,000	Avery Dennison Corporation(e),(f)	3,436,000
20,000	CF Industries Holdings, Inc. (f)	1,388,400
40,000	Chemours Company(f)	1,475,600
45,000	Nutrien Ltd. (e),(f)	2,657,250
		8,957,250
	DIVERSIFIED INDUSTRIALS - 1.5%
9,000	Honeywell International, Inc.(f)	1,867,500

	ELECTRIC UTILITIES - 5.2%
30,000	CenterPoint Energy, Inc. (f)	874,500
50,000	Dominion Energy, Inc.(f)	2,589,500

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 94.8% (Continued)
	ELECTRIC UTILITIES - 5.2% (Continued)
20,000	Duke Energy Corporation(f)	$ 1,794,800
9,000	Sempra Energy(f)	1,310,310
		6,569,110
	FOOD - 2.9%
30,000	Conagra Brands, Inc.(f)	1,011,600
25,000	Hormel Foods Corporation(e)	1,005,500
45,000	Kraft Heinz Company	1,597,500
		3,614,600
	HOME & OFFICE PRODUCTS - 2.9%
40,000	Leggett & Platt, Inc.	1,184,800
124,900	Newell Brands, Inc.	1,086,630
9,000	Whirlpool Corporation(e), (f)	1,339,110
		3,610,540
	INSURANCE - 1.0%
15,000	Prudential Financial, Inc.(f)	1,323,300

	LEISURE PRODUCTS - 1.5%
30,000	Hasbro, Inc. (e),(f)	1,943,100

	MEDICAL EQUIPMENT & DEVICES - 2.5%
36,000	Medtronic PLC(e)	3,171,600

	METALS & MINING - 2.8%
120,000	Barrick Gold Corporation(f)	2,031,600
35,000	Newmont Corporation(e),(f)	1,493,100
		3,524,700
	OIL & GAS PRODUCERS - 7.0%
40,000	Chesapeake Energy Corporation(e),(f)	3,347,200
12,000	Chevron Corporation(f)	1,888,200
20,000	EOG Resources, Inc.(f)	2,288,800
12,000	Exxon Mobil Corporation(f)	1,287,000
		8,811,200
	RETAIL - CONSUMER STAPLES - 3.0%
80,000	Walgreens Boots Alliance, Inc.(e)	2,279,200

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 94.8% (Continued)
	RETAIL - CONSUMER STAPLES - 3.0% (Continued)
10,000	Walmart, Inc. (e),(f)	$ 1,571,800
		3,851,000
	RETAIL - DISCRETIONARY - 2.5%
10,000	Home Depot, Inc.(f)	3,106,400

	SEMICONDUCTORS - 6.2%
110,000	Intel Corporation(e)	3,678,400
36,000	QUALCOMM, Inc.(e)	4,285,440
		7,963,840
	SOFTWARE - 0.7%
2,500	Microsoft Corporation(f)	851,350

	TECHNOLOGY HARDWARE - 5.7%
50,000	Cisco Systems, Inc.(e)	2,587,000
70,000	Juniper Networks, Inc.(f)	2,193,100
40,000	Seagate Technology Holdings plc	2,474,800
		7,254,900
	TECHNOLOGY SERVICES - 3.2%
30,000	International Business Machines Corporation(f)	4,014,300

	TELECOMMUNICATIONS - 5.7%
260,000	AT&T, Inc.(f)	4,147,000
81,100	Verizon Communications, Inc.(e)	3,016,109
		7,163,109
	REIT - 1.1%
40,000	Weyerhaeuser Company	1,340,400

	TOBACCO & CANNABIS - 1.8%
50,000	Altria Group, Inc.	2,265,000

	TRANSPORTATION & LOGISTICS - 1.7%
12,000	United Parcel Service, Inc., Class B(f)	2,151,000

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares					Fair Value
	COMMON STOCKS — 94.8% (Continued)
	WHOLESALE - CONSUMER STAPLES - 2.5%
19,000	Bunge Ltd.(f)				$ 1,792,650
18,000	Sysco Corporation(f)				1,335,600
					3,128,250

	TOTAL COMMON STOCKS (Cost $136,764,977)				119,795,999

	SHORT-TERM INVESTMENTS — 4.0%
	MONEY MARKET FUNDS - 4.0%
4,510,874	First American Treasury Obligations Fund, Class X, 5.03%(a)				4,510,874
541,418	JPMorgan US Treasury Plus Money Market Fund, Class L, 4.94%(a)				541,418
	TOTAL MONEY MARKET FUNDS (Cost $5,052,292)				5,052,292

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,052,292)				5,052,292

Contracts(b)
	EQUITY OPTIONS PURCHASED(d) - 0.2%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 0.0%(c)
250	Walt Disney Company	01/19/2024	$ 110	$ 2,232,000	45,750
	TOTAL CALL OPTIONS PURCHASED (Cost - $208,345)

	PUT OPTIONS PURCHASED - 0.2%
300	SPDR S&P 500 ETF Trust	11/17/2023	$ 435	$ 13,298,400	280,200
	TOTAL PUT OPTIONS PURCHASED (Cost - $358,109)

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $566,454)				325,950

	TOTAL INVESTMENTS – 99.0% (Cost $142,383,723)				$ 125,174,241
	CALL OPTIONS WRITTEN - (0.6)% (Premiums Received - $893,598)				(810,675)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.6%				2,086,206
	NET ASSETS - 100.0%				$ 126,449,772

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Contracts(b) (continued)
	WRITTEN EQUITY OPTIONS(d) - (0.6)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.6)%
600	AT&T, Inc.	08/18/2023	$ 16	$ 957,000	$ 27,600
50	Avery Dennison Corporation	08/18/2023	175	859,000	20,000
400	Barrick Gold Corporation	07/21/2023	16	677,200	42,400
5	BlackRock, Inc.	07/21/2023	690	345,570	9,750
10	BlackRock, Inc.	07/21/2023	710	691,140	9,700
100	Bristol-Myers Squibb Company	07/21/2023	65	639,500	3,900
50	Bunge Ltd.	07/21/2023	98	471,750	5,750
150	CenterPoint Energy, Inc.	07/21/2023	29	437,250	6,450
100	CF Industries Holdings, Inc.	07/21/2023	70	694,200	19,500
100	Chemours Company	07/21/2023	34	368,900	35,800
200	Chesapeake Energy Corporation	07/21/2023	85	1,673,600	32,000
60	Chevron Corporation	07/21/2023	160	944,100	10,260
300	Citigroup, Inc.	07/21/2023	49	1,381,200	6,900
100	Conagra Brands, Inc.	07/21/2023	34	337,200	6,000
100	EOG Resources, Inc.	07/21/2023	115	1,144,400	23,300
60	Exxon Mobil Corporation	07/21/2023	105	643,500	21,900
100	Hasbro, Inc.	07/21/2023	63	647,700	32,900
30	Home Depot, Inc.	07/21/2023	305	931,920	27,150
45	Honeywell International, Inc.	07/21/2023	200	933,750	40,500
30	Huntington Ingalls Industries, Inc.	07/21/2023	210	682,800	50,700
30	Huntington Ingalls Industries, Inc.	07/21/2023	220	682,800	23,700
100	International Business Machines Corporation	07/21/2023	135	1,338,100	24,900
75	Johnson & Johnson	07/21/2023	165	1,241,400	21,675
143	JPMorgan Chase & Company	07/21/2023	142	2,079,792	65,780
200	Juniper Networks, Inc.	07/21/2023	30	626,600	33,000
25	Microsoft Corporation	07/21/2023	345	851,350	12,125
100	Newmont Corporation	08/18/2023	45	426,600	10,200
60	NIKE, Inc.	07/21/2023	115	662,220	4,260
50	Nutrien Ltd.	07/21/2023	60	295,250	5,750
50	Prudential Financial, Inc.	07/21/2023	88	441,100	11,850
25	Raytheon Technologies Corporation	07/21/2023	99	244,900	2,650
75	Raytheon Technologies Corporation	07/21/2023	100	734,700	4,800
45	Sempra Energy	07/21/2023	145	655,155	9,900
90	Sysco Corporation	07/21/2023	75	667,800	4,950
300	Truist Financial Corporation	07/21/2023	33	910,500	12,000
60	United Parcel Service, Inc.	07/21/2023	180	1,075,500	18,300
200	US Bancorp	07/21/2023	33	660,800	33,200
100	US Bancorp	07/21/2023	34	330,400	9,000
25	Walmart, Inc.	07/21/2023	150	392,950	19,800
25	Walmart, Inc.	07/21/2023	155	392,950	8,750
150	Wells Fargo & Company	07/21/2023	43	640,200	20,250
45	Whirlpool Corporation	07/21/2023	147	669,555	21,375
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $893,598)				810,675

	TOTAL EQUITY OPTIONS WRITTEN (Premiums Received - $893,598)				$ 810,675

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

ETF	- Exchange-Traded Fund
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of June 30, 2023.
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(c) (d) (e) (f)	Percentage rounds to less than 0.1%. Non-income producing security. All or portion of the security is pledged as collateral for written options. Security is subject to written call options.